UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-01241
Investment Company Act File Number
Eaton Vance Growth Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
August 31
Date of Fiscal Year End
May 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Asian Small Companies Fund
Eaton Vance Global Growth Fund
Eaton Vance Greater China Growth Fund
Eaton Vance Multi-Cap Growth Fund
Eaton Vance Worldwide Health Sciences Fund

Eaton Vance Asian Small Companies Fund as of May 31, 2010 (Unaudited)

Eaton Vance Asian Small Companies Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its assets in Asian Small Companies Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At May 31, 2010, the value of the Fund’s investment in the Portfolio was $48,666,427 and the Fund owned approximately 40.5% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Asian Small Companies Portfolio	as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 93.9%

Security	Shares	Value
China — 35.9%

Construction & Engineering — 0.3%
China State Construction International Holdings, Ltd.	897,600	$291,653

		$291,653

Electronic Equipment, Instruments & Components — 5.1%
Hollysys Automation Technologies, Ltd.(1)	217,200	$2,059,056
Ju Teng International Holdings, Ltd.	5,396,000	4,054,069

		$6,113,125

Food Products — 6.7%
Ausnutria Dairy Corp, Ltd.(1)	5,687,000	$3,768,740
China Minzhong Food Corp, Ltd.(1)	3,065,000	2,495,518
Uni-President China Holdings, Ltd.	3,347,000	1,822,573

		$8,086,831

Household Durables — 1.7%
Skyworth Digital Holdings, Ltd.	2,508,000	$2,058,219

		$2,058,219

Household Products — 4.0%
Vinda International Holdings, Ltd.	2,848,000	$2,216,541
Youyuan International Holdings, Ltd.(1)	7,978,000	2,592,256

		$4,808,797

Machinery — 8.0%
China Automation Group, Ltd.	11,999,000	$7,705,101
China High Precision Automation Group, Ltd.(1)	3,145,000	1,845,866

		$9,550,967

Metals & Mining — 3.8%
Midas Holdings, Ltd.	6,844,000	$4,594,765

		$4,594,765

Multiline Retail — 0.3%
PCD Stores, Ltd.(1)	1,158,000	$343,545

		$343,545

Real Estate Investment Trusts (REITs) — 1.9%
CapitaRetail China Trust	2,848,000	$2,298,497

		$2,298,497

Real Estate Management & Development — 2.4%
KWG Property Holding, Ltd.	2,351,000	$1,328,521
SOHO China, Ltd.	3,004,500	1,605,199

		$2,933,720

Textiles, Apparel & Luxury Goods — 1.7%
Ports Design, Ltd.	847,500	$2,057,145

		$2,057,145

Total China (identified cost $33,836,579)		$43,137,264

1

Security	Shares	Value
Hong Kong — 0.6%

Textiles, Apparel & Luxury Goods — 0.6%
Peace Mark (Holdings), Ltd.(1)(2)	14,298,000	$0
Stella International Holdings, Ltd.	407,500	788,163

		$788,163

Total Hong Kong (identified cost $4,379,742)		$788,163

India — 6.4%

Chemicals — 1.8%
United Phosphorus, Ltd.	562,040	$2,196,520

		$2,196,520

Consumer Finance — 2.2%
Shriram Transport Finance Co., Ltd.	208,250	$2,572,077

		$2,572,077

IT Services — 2.4%
Infinite Computer Solutions India, Ltd.(1)	471,284	$1,763,567
Mphasis, Ltd.	94,420	1,166,886

		$2,930,453

Total India (identified cost $6,185,489)		$7,699,050

Indonesia — 5.4%

Construction Materials — 0.9%
Semen Gresik (Persero) Tbk PT	1,228,500	$1,131,427

		$1,131,427

Food Products — 1.9%
BISI International Tbk PT(1)	5,262,500	$734,170
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT(1)	1,713,000	1,549,638

		$2,283,808

Multiline Retail — 1.5%
Ramayana Lestari Sentosa Tbk PT	22,093,000	$1,805,970

		$1,805,970

Trading Companies & Distributors — 1.1%
AKR Corporindo Tbk PT	12,256,400	$1,295,774

		$1,295,774

Total Indonesia (identified cost $5,216,219)		$6,516,979

Malaysia — 5.1%

Chemicals — 0.1%
HIL Industries Bhd(1)	691,300	$167,447

		$167,447

Computers & Peripherals — 1.3%
JCY International Bhd(1)	3,328,900	$1,612,651

		$1,612,651

Electronic Equipment, Instruments & Components — 1.8%
Notion VTEC Bhd	2,518,300	$2,107,913

		$2,107,913

2

Security	Shares	Value
Tobacco — 0.7%
British American Tobacco Malaysia Bhd	61,000	$826,301

		$826,301

Transportation Infrastructure — 1.2%
PLUS Expressways Bhd	1,361,400	$1,385,819

		$1,385,819

Total Malaysia (identified cost $6,644,863)		$6,100,131

Philippines — 1.8%

Diversified Financial Services — 0.4%
Metro Pacific Investments Corp.(1)	7,920,000	$504,949

		$504,949

Wireless Telecommunication Services — 1.4%
Globe Telecom, Inc.	88,540	$1,722,196

		$1,722,196

Total Philippines (identified cost $2,355,704)		$2,227,145

Singapore — 24.3%

Air Freight & Logistics — 1.9%
Singapore Post, Ltd.	2,913,000	$2,288,540

		$2,288,540

Construction & Engineering — 1.8%
PEC, Ltd.(1)	4,127,000	$2,151,705

		$2,151,705

Energy Equipment & Services — 3.7%
Ezion Holdings, Ltd.	10,185,000	$4,473,646

		$4,473,646

Food Products — 1.3%
Pacific Andes Resources Development, Ltd.	7,943,000	$1,588,430

		$1,588,430

Household Durables — 1.4%
HTL International Holdings, Ltd.	3,890,000	$1,639,182

		$1,639,182

IT Services — 0.9%
CSE Global, Ltd.	1,772,000	$1,082,070

		$1,082,070

Real Estate Investment Trusts (REITs) — 5.5%
CDL Hospitality Trusts	3,656,000	$4,438,953
Parkway Life Real Estate Investment Trust	2,227,000	2,131,329

		$6,570,282

Specialty Retail — 1.6%
OSIM International, Ltd.	3,551,000	$1,978,202

		$1,978,202

Transportation Infrastructure — 3.7%
Singapore Airport Terminal Services, Ltd.	2,337,000	$4,439,824

		$4,439,824

3

Security	Shares	Value
Wireless Telecommunication Services — 2.5%
MobileOne, Ltd.	1,997,000	$2,980,916

		$2,980,916

Total Singapore (identified cost $26,981,411)		$29,192,797

South Korea — 2.7%

Containers & Packaging — 1.5%
Lock & Lock Co., Ltd.	64,440	$1,779,851

		$1,779,851

Media — 1.2%
Woongjin Thinkbig Co., Ltd.	81,430	$1,493,767

		$1,493,767

Total South Korea (identified cost $2,504,033)		$3,273,618

Taiwan — 7.7%

Chemicals — 1.1%
Taiwan Fertilizer Co., Ltd.	460,000	$1,280,575

		$1,280,575

Commercial Banks — 0.9%
SinoPac Financial Holdings Co., Ltd.(1)	3,542,000	$1,073,568

		$1,073,568

Computers & Peripherals — 2.0%
Simplo Technology Co., Ltd.	221,100	$1,248,313
Wistron Corp.	721,000	1,199,787

		$2,448,100

Semiconductors & Semiconductor Equipment — 2.4%
Greatek Electronics, Inc.	1,283,320	$1,312,623
Powertech Technology, Inc.	540,000	1,616,453

		$2,929,076

Wireless Telecommunication Services — 1.3%
Far EasTone Telecommunications Co., Ltd.	1,266,000	$1,518,646

		$1,518,646

Total Taiwan (identified cost $8,864,367)		$9,249,965

Thailand — 4.0%

Insurance — 1.8%
Bangkok Life Assurance PCL NVDR	3,028,700	$2,142,728

		$2,142,728

Real Estate Management & Development — 2.2%
L.P.N. Development PCL	6,498,300	$1,349,232
Land and Houses PCL	8,540,700	1,292,533

		$2,641,765

Total Thailand (identified cost $4,264,671)		$4,784,493

Total Common Stocks (identified cost $101,233,078)		$112,969,605

4

Short-Term Investments — 3.4%

	Principal
	Amount
Description	(000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 6/1/10	$4,136	$4,135,951

Total Short-Term Investments (identified cost $4,135,951)		$4,135,951

Total Investments — 97.3% (identified cost $105,369,029)		$117,105,556

Other Assets, Less Liabilities — 2.7%		$3,190,049

Net Assets — 100.0%		$120,295,605

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

NVDR	-	Non-Voting Depositary Receipt

PCL	-	Public Company Ltd.

(1)		Non-income producing security.

(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

The Portfolio did not have any open financial instruments at May 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$109,057,081

Gross unrealized appreciation	$16,364,725
Gross unrealized depreciation	(8,316,250)

Net unrealized appreciation	$8,048,475

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At May 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
China	$8,323,314	$34,813,950		$—	$43,137,264
Hong Kong	—	788,163		0	788,163
India	1,763,567	5,935,483		—	7,699,050
Indonesia	—	6,516,979		—	6,516,979
Malaysia	1,612,651	4,487,480		—	6,100,131
Philippines	—	2,227,145		—	2,227,145
Singapore	—	29,192,797		—	29,192,797
South Korea	1,779,851	1,493,767		—	3,273,618
Taiwan	—	9,249,965		—	9,249,965
Thailand	1,349,232	3,435,261		—	4,784,493

Total Common Stocks	$14,828,615	$98,140,990	*	$0	$112,969,605

Short-Term Investments	$—	$4,135,951		$—	$4,135,951

Total Investments	$14,828,615	$102,276,941		$0	$117,105,556

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

There was no activity in investments valued based on Level 3 inputs during the period ended May 31, 2010 to require a reconciliation of Level 3 assets.

All Level 3 investments held at May 31, 2010 and August 31, 2009 were valued at $0.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance Greater China Growth Fund as of May 31, 2010 (Unaudited)

Eaton Vance Greater China Growth Fund (the Fund), a non-diversified series of Eaton Vance Growth Trust, invests substantially all of its assets in Greater China Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At May 31, 2010, the value of the Fund’s investment in the Portfolio was $228,200,158 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Greater China Growth Portfolio	as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.8%

Security	Shares	Value
China — 62.6%

Commercial Banks — 7.1%
China Construction Bank, Class H	10,508,000	$8,502,055
Industrial & Commercial Bank of China, Ltd., Class H	10,474,000	7,761,607

		$16,263,662

Communications Equipment — 1.0%
O-Net Communications Group, Ltd.(1)	5,327,000	$2,168,729

		$2,168,729

Computers & Peripherals — 1.5%
Lenovo Group, Ltd.	5,552,000	$3,372,670

		$3,372,670

Construction Materials — 1.5%
Anhui Conch Cement Co., Ltd., Class H	1,040,000	$3,405,939

		$3,405,939

Diversified Consumer Services — 1.3%
New Oriental Education & Technology Group Inc. ADR(1)	32,400	$2,970,108

		$2,970,108

Diversified Financial Services — 1.8%
China Everbright, Ltd.	1,790,000	$3,990,856

		$3,990,856

Electrical Equipment — 1.6%
China High Speed Transmission Equipment Group Co., Ltd.	1,562,000	$3,659,057

		$3,659,057

Electronic Equipment, Instruments & Components — 1.0%
Digital China Holdings, Ltd.	1,487,000	$2,295,508

		$2,295,508

Energy Equipment & Services — 1.5%
China Oilfield Services, Ltd., Class H	2,730,000	$3,330,808

		$3,330,808

Food & Staples Retailing — 1.7%
China Resources Enterprise, Ltd.	1,088,000	$3,758,759

		$3,758,759

Food Products — 3.5%
China Mengniu Dairy Co., Ltd.(1)	1,459,000	$4,347,169
China Minzhong Food Corp, Ltd.(1)	4,522,000	3,681,806

		$8,028,975

Health Care Equipment & Supplies — 1.0%
Mindray Medical International, Ltd. ADR	78,500	$2,334,590

		$2,334,590

Health Care Providers & Services — 1.0%
Sinopharm Group Co., Ltd., Class H	560,800	$2,229,112

		$2,229,112

Household Durables — 1.9%
Skyworth Digital Holdings, Ltd.	5,176,162	$4,247,878

		$4,247,878

1

Security	Shares	Value
Household Products — 1.6%
Vinda International Holdings, Ltd.	4,714,000	$3,668,812

		$3,668,812

Industrial Conglomerates — 1.7%
Beijing Enterprises Holdings, Ltd.	620,000	$3,965,375

		$3,965,375

Insurance — 6.0%
China Life Insurance Co., Ltd., Class H	1,954,000	$8,595,050
China Pacific Insurance Group Co., Ltd., Class H	590,000	2,314,870
Ping An Insurance (Group) Co. of China, Ltd., Class H	355,500	2,862,664

		$13,772,584

Internet Software & Services — 2.6%
Tencent Holdings, Ltd.	303,000	$5,860,449

		$5,860,449

Machinery — 2.2%
Lonking Holdings, Ltd.	4,403,000	$2,680,342
Sany Heavy Equipment International Holdings Co., Ltd.(1)	2,181,000	2,352,872

		$5,033,214

Media — 0.8%
Focus Media Holding, Ltd. ADR(1)	121,600	$1,907,904

		$1,907,904

Metals & Mining — 1.0%
Real Gold Mining, Ltd.(1)	1,491,500	$2,379,075

		$2,379,075

Multiline Retail — 1.0%
PCD Stores, Ltd.(1)	7,906,000	$2,345,482

		$2,345,482

Oil, Gas & Consumable Fuels — 5.3%
China Shenhua Energy Co., Ltd., Class H	1,392,000	$5,613,480
CNOOC, Ltd.	4,062,000	6,500,118

		$12,113,598

Paper & Forest Products — 1.7%
Nine Dragons Paper Holdings, Ltd.	2,557,000	$3,809,360

		$3,809,360

Real Estate Management & Development — 3.4%
China Overseas Land & Investment, Ltd.	1,593,040	$3,150,726
China Resources Land, Ltd.	1,460,000	2,760,095
Longfor Properties Co., Ltd.	1,853,000	1,880,034

		$7,790,855

Specialty Retail — 1.7%
Belle International Holdings, Ltd.	2,886,000	$3,862,134

		$3,862,134

Textiles, Apparel & Luxury Goods — 2.2%
Ports Design, Ltd.	2,108,000	$5,116,768

		$5,116,768

Wireless Telecommunication Services — 4.0%
China Mobile, Ltd.	971,500	$9,201,701

		$9,201,701

Total China (identified cost $122,232,157)		$142,883,962

2

Security	Shares	Value
Hong Kong — 13.6%

Chemicals — 1.2%
Huabao International Holdings, Ltd.	2,216,000	$2,732,148

		$2,732,148

Commercial Banks — 2.5%
BOC Hong Kong Holdings, Ltd.	2,552,000	$5,755,307

		$5,755,307

Construction & Engineering — 1.4%
Shui On Construction and Materials, Ltd.	2,794,000	$3,297,655

		$3,297,655

Distributors — 2.2%
Li & Fung, Ltd.	1,130,000	$4,897,963

		$4,897,963

Real Estate Management & Development — 4.8%
Cheung Kong (Holdings), Ltd.	333,000	$3,795,560
Kerry Properties, Ltd.	697,000	2,904,763
Sun Hung Kai Properties, Ltd.	325,331	4,291,007

		$10,991,330

Specialty Retail — 0.9%
Esprit Holdings, Ltd.	328,916	$1,938,925

		$1,938,925

Textiles, Apparel & Luxury Goods — 0.6%
Texwinca Holdings, Ltd.	1,412,000	$1,414,466

		$1,414,466

Total Hong Kong (identified cost $32,199,035)		$31,027,794

Luxembourg — 0.2%

Specialty Retail — 0.2%
L’Occitane International SA(1)	294,750	$598,858

		$598,858

Total Luxembourg (identified cost $578,257)		$598,858

Taiwan — 19.4%

Chemicals — 1.8%
Taiwan Fertilizer Co., Ltd.	1,461,000	$4,067,219

		$4,067,219

Computers & Peripherals — 3.4%
Acer, Inc.	1,692,210	$4,239,788
Wistron Corp.	2,102,000	3,497,854

		$7,737,642

Diversified Telecommunication Services — 1.5%
Chunghwa Telecom Co., Ltd.	1,762,654	$3,412,833

		$3,412,833

Electronic Equipment, Instruments & Components — 6.3%
AU Optronics Corp.	3,496,000	$3,439,137
Hon Hai Precision Industry Co., Ltd.(1)	1,719,464	6,696,067
Synnex Technology International Corp.	2,009,000	4,335,971

		$14,471,175

3

Security	Shares	Value
Real Estate Management & Development — 1.1%
Hung Poo Real Estate Development Corp.	1,897,000	$2,489,182

		$2,489,182

Semiconductors & Semiconductor Equipment — 5.3%
MediaTek, Inc.	273,825	$4,479,527
Powertech Technology, Inc.	784,000	2,346,850
Taiwan Semiconductor Manufacturing Co., Ltd.	2,786,839	5,247,661

		$12,074,038

Total Taiwan (identified cost $44,837,333)		$44,252,089

Total Common Stocks (identified cost $199,846,782)		$218,762,703

Short-Term Investments — 2.2%

	Principal
	Amount
Description	(000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 6/1/10	$4,976	$4,975,839

Total Short-Term Investments (identified cost $4,975,839)		$4,975,839

Total Investments — 98.0% (identified cost $204,822,621)		$223,738,542

Other Assets, Less Liabilities — 2.0%		$4,461,978

Net Assets — 100.0%		$228,200,520

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

The Portfolio did not have any open financial instruments at May 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$204,822,621

Gross unrealized appreciation	$31,562,647
Gross unrealized depreciation	(12,646,726)

Net unrealized appreciation	$18,915,921

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

4

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$5,476,870	$23,823,616		$—	$29,300,486
Consumer Staples	3,681,805	11,774,740		—	15,456,545
Energy	—	15,444,406		—	15,444,406
Financials	12,789,954	48,263,823		—	61,053,777
Health Care	2,334,590	2,229,112		—	4,563,702
Industrials	2,352,872	13,602,429		—	15,955,301
Information Technology	2,168,729	45,811,482		—	47,980,211
Materials	—	16,393,741		—	16,393,741
Telecommunication Services	—	12,614,534		—	12,614,534

Total Common Stocks	$28,804,820	$189,957,883	*	$—	$218,762,703

Short-Term Investments	$—	$4,975,839		$—	$4,975,839

Total Investments	$28,804,820	$194,933,722		$—	$223,738,542

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Global Growth Fund as of May 31, 2010 (Unaudited)

Eaton Vance Global Growth Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its assets in Global Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At May 31, 2010, the value of the Fund’s investment in the Portfolio was $49,575,883 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Subsequent Event

In June 2010, the Trustees of the Fund approved an Agreement and Plan of Reorganization whereby the Eaton Vance Multi-Cap Growth Fund would acquire substantially all the assets and assume substantially all the liabilities of the Fund in exchange for shares of Eaton Vance Multi-Cap Growth Fund. The proposed reorganization is subject to approval by the shareholders of the Fund. The Portfolio would be dissolved upon consummation of the proposed reorganization.

Global Growth Portfolio	as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 89.5%

Security	Shares	Value
Automobiles — 1.5%
Fiat SpA	8,300	$88,236
Honda Motor Co., Ltd.	10,000	303,941
Nissan Motor Co., Ltd.(1)	33,000	237,393
Toyota Motor Corp.	3,700	133,980

		$763,550

Beverages — 1.2%
Central European Distribution Corp.(1)(2)	11,200	$286,272
Fomento Economico Mexicano SA de CV ADR	6,800	286,824

		$573,096

Biotechnology — 1.2%
Amylin Pharmaceuticals, Inc.(1)(2)	19,700	$325,444
Genzyme Corp.(1)(2)	5,200	252,980

		$578,424

Building Products — 2.4%
Armstrong World Industries, Inc.(1)(2)	2,000	$74,980
Lennox International, Inc.(2)	3,340	149,465
Owens Corning, Inc.(1)	19,613	653,701
Wienerberger AG(1)	19,740	295,416

		$1,173,562

Capital Markets — 0.2%
3i Group PLC	26,000	$106,455

		$106,455

Chemicals — 2.1%
Agrium, Inc.	5,000	$274,450
Albemarle Corp.(2)	3,700	159,322
BASF SE(2)	4,200	221,014
Celanese Corp., Class A(2)	8,900	255,163
STR Holdings, Inc.(1)	5,348	113,431

		$1,023,380

Commercial Banks — 7.5%
Barclays PLC	104,000	$453,662
BNP Paribas(2)	6,700	379,623
BOC Hong Kong Holdings, Ltd.	243,000	542,797
DBS Group Holdings, Ltd.	72,000	708,802
KBC Groep NV(1)	5,300	204,565
Mitsubishi UFJ Financial Group, Inc.	39,000	188,864
Societe Generale(2)	3,900	166,878
TCF Financial Corp.	8,900	143,646
Turkiye Is Bankasi	45,296	139,346
Wells Fargo & Co.(2)	26,900	771,761

		$3,699,944

Commercial Services & Supplies — 1.3%
Copart, Inc.(1)(2)	9,800	$351,820
Grand Canyon Education, Inc.(1)(2)	11,000	270,160

		$621,980

Communications Equipment — 2.1%
Acme Packet, Inc.(1)(2)	6,000	$175,860
Brocade Communications Systems, Inc.(1)	54,979	299,636

Security	Shares	Value
Research In Motion, Ltd.(1)	4,445	$269,811
Riverbed Technology, Inc.(1)(2)	11,700	312,741

		$1,058,048

Computers & Peripherals — 1.0%
Apple, Inc.(1)(2)	1,300	$334,308
Toshiba Corp.(1)	32,000	164,122

		$498,430

Construction & Engineering — 0.7%
Shaw Group, Inc. (The)(1)(2)	4,316	$147,219
Vinci SA(2)	4,000	178,487

		$325,706

Consumer Finance — 1.7%
American Express Co.	14,250	$568,148
ORIX Corp.	3,800	289,620

		$857,768

Diversified Consumer Services — 1.2%
Coinstar, Inc.(1)(2)	11,200	$600,992

		$600,992

Diversified Financial Services — 0.9%
Bank of America Corp.(2)	8,200	$129,068
CIT Group, Inc.(1)	9,000	331,110

		$460,178

Diversified Telecommunication Services — 1.2%
Koninklijke KPN NV	15,100	$194,827
Telefonica SA	21,100	400,620

		$595,447

Electric Utilities — 0.4%
E.ON AG ADR	6,000	$182,700

		$182,700

Electrical Equipment — 1.2%
ABB, Ltd. ADR(1)	16,300	$277,263
Harbin Electric, Inc.(1)(2)	16,700	331,328

		$608,591

Electronic Equipment, Instruments & Components — 2.1%
FUJIFILM Holdings Corp.	22,200	$653,869
Hon Hai Precision Industry Co., Ltd.(1)	67,000	264,833
Nidec Corp.	1,300	118,205

		$1,036,907

Energy Equipment & Services — 1.4%
CGGVeritas(1)	4,200	$94,466
OAO TMK GDR(1)(3)	20,100	340,427
Tenaris SA ADR(2)	6,500	241,280

		$676,173

Food Products — 4.6%
Flowers Foods, Inc.(2)	11,000	$271,810
Green Mountain Coffee Roasters, Inc.(1)	5,900	139,535
H.J. Heinz Co.(2)	12,700	561,086
Lancaster Colony Corp.(2)	2,700	147,582
Nestle SA	16,200	731,103
Unilever PLC	16,000	429,679

		$2,280,795

Security	Shares	Value
Health Care Equipment & Supplies — 1.5%
Masimo Corp.(2)	10,600	$234,684
Mindray Medical International, Ltd. ADR(2)	4,000	118,960
NuVasive, Inc.(1)(2)	3,100	121,737
Talecris Biotherapeutics Holdings Corp.(1)(2)	15,600	258,648

		$734,029

Health Care Providers & Services — 1.2%
Laboratory Corp. of America Holdings(1)(2)	2,100	$158,781
Lincare Holdings, Inc.(1)(2)	7,200	337,104
Quest Diagnostics, Inc.	1,592	83,978

		$579,863

Hotels, Restaurants & Leisure — 1.5%
Bally Technologies, Inc.(1)(2)	7,000	$297,500
Carnival PLC	4,400	165,416
Jack in the Box, Inc.(1)(2)	13,000	291,720

		$754,636

Household Durables — 3.9%
Desarrolladora Homex SA de CV ADR(1)(2)	15,100	$398,036
LG Electronics, Inc.	1,400	118,676
Tempur-Pedic International, Inc.(1)(2)	23,273	772,664
Whirlpool Corp.(2)	6,210	648,572

		$1,937,948

Household Products — 0.9%
Church & Dwight Co., Inc.(2)	5,200	$342,212
Henkel AG & Co. KGaA	3,000	119,357

		$461,569

Industrial Conglomerates — 1.7%
Cookson Group PLC(1)	50,000	$341,359
Keppel Corp., Ltd.	84,200	523,758

		$865,117

Insurance — 1.3%
AXA SA ADR	8,600	$141,900
Fairfax Financial Holdings, Ltd.	210	79,968
Swiss Reinsurance Co., Ltd.	5,100	206,519
Zurich Financial Services AG	1,100	223,503

		$651,890

Internet Software & Services — 0.5%
Monster Worldwide, Inc.(1)(2)	17,500	$258,825

		$258,825

IT Services — 0.1%
Amadeus IT Holding SA, Class A(1)	4,403	$66,783

		$66,783

Machinery — 0.6%
PACCAR, Inc.	1,600	$65,600
Volvo AB(1)	20,500	211,472

		$277,072

Media — 3.9%
Central European Media Enterprises, Ltd., Class A(1)(2)	13,100	$331,692
DIRECTV, Class A(1)(2)	23,704	893,404
Liberty Media Corp. - Capital, Class A(1)(2)	3,850	161,931
McGraw-Hill Cos., Inc. (The)(2)	19,200	533,760

		$1,920,787

Security	Shares	Value
Metals & Mining — 3.9%
Anglo American PLC ADR(1)	18,010	$342,370
ArcelorMittal(2)	12,800	388,096
Freeport-McMoRan Copper & Gold, Inc.(2)	4,200	294,210
Sterlite Industries India, Ltd. ADR(2)	14,800	211,048
Thompson Creek Metals Co., Inc.(1)(2)	30,800	303,380
Vale SA ADR(2)	16,600	382,630

		$1,921,734

Multi-Utilities — 0.6%
RWE AG	4,200	$302,286

		$302,286

Multiline Retail — 0.8%
Big Lots, Inc.(1)(2)	11,700	$413,361

		$413,361

Office Electronics — 0.9%
Canon, Inc.	10,900	$445,535

		$445,535

Oil, Gas & Consumable Fuels — 7.2%
Alpha Natural Resources, Inc.(1)(2)	8,968	$344,102
Forest Oil Corp.(1)(2)	13,200	351,648
KazMunaiGas Exploration Production GDR	6,300	133,759
LUKOIL OAO ADR	6,700	324,280
Newfield Exploration Co.(1)	3,300	171,798
Nexen, Inc.	26,000	567,060
Petroleo Brasileiro SA ADR	14,200	439,774
Rosetta Resources, Inc.(1)(2)	6,545	143,532
Soco International PLC(1)	11,200	257,919
Statoil ASA ADR(2)	12,295	247,129
Total SA ADR(2)	8,900	415,007
Whiting Petroleum Corp.(1)(2)	1,900	159,049

		$3,555,057

Pharmaceuticals — 4.0%
AstraZeneca PLC ADR(2)	4,400	$185,900
Biovail Corp.	6,723	100,912
GlaxoSmithKline PLC ADR(2)	10,700	358,022
Novartis AG ADR	18,800	846,188
Sanofi-Aventis(2)	4,200	251,414
Warner Chilcott PLC, Class A(1)(2)	11,500	265,880

		$2,008,316

Real Estate Management & Development — 0.2%
Raven Russia, Ltd.	169,000	$108,109

		$108,109

Road & Rail — 0.7%
All America Latina Logistica SA (Units)	20,000	$162,050
Kansas City Southern(1)	4,500	171,765

		$333,815

Semiconductors & Semiconductor Equipment — 2.7%
Alpha & Omega Semiconductor Ltd.(1)(2)	18,034	$268,526
Atheros Communications, Inc.(1)(2)	3,921	133,314
Cirrus Logic, Inc.(1)(2)	12,400	176,266
Cypress Semiconductor Corp.(1)(2)	26,500	301,835
Tessera Technologies, Inc.(1)(2)	25,320	440,062

		$1,320,003

Security	Shares	Value
Software — 0.5%
Concur Technologies, Inc.(1)(2)	6,200	$262,260

		$262,260

Specialty Retail — 1.9%
Abercrombie & Fitch Co., Class A(2)	1,900	$68,077
Advance Auto Parts, Inc.(2)	7,973	412,682
Kingfisher PLC	71,000	228,013
Limited Brands, Inc.(2)	8,500	211,310

		$920,082

Textiles, Apparel & Luxury Goods — 3.4%
Gildan Activewear, Inc.(1)(2)	32,749	$947,101
Hanesbrands, Inc.(1)	27,400	747,472

		$1,694,573

Tobacco — 1.4%
British American Tobacco PLC	23,500	$689,978

		$689,978

Trading Companies & Distributors — 2.5%
Mitsubishi Corp.	7,000	$157,637
Mitsui & Co., Ltd.	57,000	817,075
WESCO International, Inc.(1)(2)	7,720	288,728

		$1,263,440

Wireless Telecommunication Services — 5.8%
Crown Castle International Corp.(1)(2)	19,500	$722,085
Leap Wireless International, Inc.(1)(2)	10,000	163,300
NII Holdings, Inc.(1)	24,805	904,638
Rogers Communications, Inc., Class B(2)	19,000	646,570
Turkcell Iletisim Hizmetleri AS ADR(2)	33,000	444,840

		$2,881,433

Total Common Stocks (identified cost $40,010,807)		$44,350,627

Investment Funds — 1.3%

Security	Shares	Value
Capital Markets — 1.3%
SPDR S&P MidCap 400 ETF Trust(2)	4,800	$665,712

Total Investment Funds (identified cost $606,489)		$665,712

Short-Term Investments — 36.1%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.23%(4)(5)	$13,368	$13,367,890
Eaton Vance Cash Reserves Fund, LLC, 0.24%(4)	4,514	4,513,604

Total Short-Term Investments (identified cost $17,881,494)		$17,881,494

Total Investments — 126.9% (identified cost $58,498,790)		$62,897,833

Other Assets, Less Liabilities — (26.9)%		$(13,321,761)

Net Assets — 100.0%		$49,576,072

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

(1)		Non-income producing security.

(2)		All or a portion of this security was on loan at May 31, 2010.

(3)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2010. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended May 31, 2010 were $21,494, $1,241 and $0, respectively.

(5)		The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at May 31, 2010. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At May 31, 2010, the Portfolio loaned securities having a market value of $12,839,798 and received $13,367,890 of cash collateral for the loans.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	42.1%	$20,880,622
United Kingdom	7.2	3,558,773
Japan	7.1	3,510,241
Canada	6.4	3,189,252
Switzerland	4.6	2,284,576
France	3.3	1,627,775
Singapore	2.5	1,232,560
Brazil	2.0	984,454
Germany	1.7	825,357
Russia	1.6	772,816
Mexico	1.4	684,860
Turkey	1.2	584,186
Netherlands	1.2	582,923
Hong Kong	1.1	542,797
Spain	0.9	467,403
Czech Republic	0.7	331,692
Italy	0.7	329,516
Austria	0.6	295,416
Poland	0.6	286,272
Bermuda	0.5	268,526
Ireland	0.5	265,880
Taiwan	0.5	264,833
Norway	0.5	247,129
Sweden	0.4	211,472
India	0.4	211,048
Belgium	0.4	204,565
Kazakhstan	0.3	133,759
China	0.2	118,960
South Korea	0.2	118,676

Long-Term Investments	90.8%	$45,016,339
Short-Term Investments		17,881,494

Total Investments		$62,897,833

The Portfolio did not have any open financial instruments at May 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$59,617,557

Gross unrealized appreciation	$6,249,465
Gross unrealized depreciation	(2,969,189)

Net unrealized appreciation	$3,280,276

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$8,000,434	$1,275,654		$—	$9,276,088
Consumer Staples	2,035,321	1,970,118		—	4,005,439
Energy	3,404,659	826,571		—	4,231,230
Financials	2,165,600	3,718,744		—	5,884,344
Health Care	3,649,218	251,414		—	3,900,632
Industrials	2,673,919	2,643,411		—	5,317,330
Information Technology	3,300,226	1,528,359		—	4,828,585
Materials	2,724,100	221,014		—	2,945,114
Telecommunication Services	2,881,433	595,447		—	3,476,880
Utilities	182,700	302,285		—	484,985

Total Common Stocks	$31,017,610	$13,333,017	*	$—	$44,350,627

Investment Funds	$665,712	$—		$—	$665,712
Short-Term Investments	—	17,881,494		—	17,881,494

Total Investments	$31,683,322	$31,214,511		$—	$62,897,833

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance Multi-Cap Growth Fund as of May 31, 2010 (Unaudited)

Eaton Vance Multi-Cap Growth Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its assets in Multi-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At May 31, 2010, the value of the Fund’s investment in the Portfolio was $145,681,771 and the Fund owned 90.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Subsequent Event

In June 2010, the Trustees of the Fund approved an Agreement and Plan of Reorganization whereby the Fund would acquire substantially all the assets and assume substantially all the liabilities of Eaton Vance Global Growth Fund in exchange for shares of the Fund. The proposed reorganization is subject to approval by the shareholders of Eaton Vance Global Growth Fund.

Multi-Cap Growth Portfolio	as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 87.8%

Security	Shares	Value
Biotechnology — 2.0%
Amylin Pharmaceuticals, Inc.(1)(2)	111,000	$1,833,720
Genzyme Corp.(1)(2)	29,091	1,415,277

		$3,248,997

Building Products — 3.1%
Armstrong World Industries, Inc.(1)(2)	11,300	$423,637
Lennox International, Inc.(2)	18,640	834,140
Owens Corning, Inc.(1)(2)	109,872	3,662,034

		$4,919,811

Chemicals — 1.8%
Albemarle Corp.(2)	20,700	$891,342
Celanese Corp., Class A(2)	48,450	1,389,062
STR Holdings, Inc.(1)	29,920	634,603

		$2,915,007

Commercial Banks — 3.2%
TCF Financial Corp.(2)	50,000	$807,000
Wells Fargo & Co.	151,460	4,345,387

		$5,152,387

Commercial Services & Supplies — 2.2%
Copart, Inc.(1)(2)	55,240	$1,983,116
Grand Canyon Education, Inc.(1)(2)	62,000	1,522,720

		$3,505,836

Communications Equipment — 1.1%
Acme Packet, Inc.(1)(2)	34,000	$996,540
Brocade Communications Systems, Inc.(1)	146,000	795,700

		$1,792,240

Computers & Peripherals — 3.6%
Apple, Inc.(1)(2)	22,400	$5,760,384

		$5,760,384

Construction & Engineering — 0.5%
Shaw Group, Inc. (The)(1)(2)	24,413	$832,727

		$832,727

Consumer Finance — 2.0%
American Express Co.	80,177	$3,196,657

		$3,196,657

Diversified Consumer Services — 2.1%
Coinstar, Inc.(1)(2)	63,500	$3,407,410

		$3,407,410

Diversified Financial Services — 1.6%
Bank of America Corp.	46,000	$724,040
CIT Group, Inc.(1)	50,000	1,839,500

		$2,563,540

Electrical Equipment — 1.2%
Harbin Electric, Inc.(1)(2)	93,000	$1,845,120

		$1,845,120

Food Products — 4.0%
Flowers Foods, Inc.(2)	63,000	$1,556,730
Green Mountain Coffee Roasters, Inc.(1)(2)	33,100	782,815

1

Security	Shares	Value
H.J. Heinz Co.(2)	72,000	$3,180,960
Lancaster Colony Corp.(2)	15,150	828,099

		$6,348,604

Health Care Equipment & Supplies — 2.1%
Masimo Corp.(2)	59,568	$1,318,836
NuVasive, Inc.(1)(2)	17,000	667,590
Talecris Biotherapeutics Holdings Corp.(1)(2)	88,000	1,459,040

		$3,445,466

Health Care Providers & Services — 1.5%
Lincare Holdings, Inc.(1)(2)	40,000	$1,872,800
Quest Diagnostics, Inc.	9,040	476,860

		$2,349,660

Hotels, Restaurants & Leisure — 2.2%
Bally Technologies, Inc.(1)(2)	43,743	$1,859,077
Jack in the Box, Inc.(1)(2)	74,000	1,660,560

		$3,519,637

Household Durables — 5.3%
Tempur-Pedic International, Inc.(1)(2)	132,900	$4,412,280
Whirlpool Corp.(2)	39,196	4,093,630

		$8,505,910

Household Products — 0.9%
Church & Dwight Co., Inc.(2)	21,030	$1,383,984

		$1,383,984

Insurance — 0.3%
Fairfax Financial Holdings, Ltd.	1,182	$450,106

		$450,106

Internet Software & Services — 3.1%
Monster Worldwide, Inc.(1)(2)	112,500	$1,663,875
VeriSign, Inc.(1)(2)	120,000	3,349,200

		$5,013,075

IT Services — 4.7%
Alliance Data Systems Corp.(1)(2)	55,710	$3,936,468
Amadeus IT Holding SA, Class A(1)	25,157	381,571
MasterCard, Inc., Class A(2)	15,630	3,153,665

		$7,471,704

Machinery — 0.2%
PACCAR, Inc.(2)	8,680	$355,880

		$355,880

Media — 5.6%
DIRECTV, Class A(1)(2)	133,881	$5,045,975
Liberty Capital, Class A(1)(2)	22,000	925,320
McGraw-Hill Cos., Inc. (The)(2)	109,210	3,036,038

		$9,007,333

Metals & Mining — 1.0%
Freeport-McMoRan Copper & Gold, Inc.	23,350	$1,635,668

		$1,635,668

Multiline Retail — 1.5%
Big Lots, Inc.(1)	68,741	$2,428,620

		$2,428,620

Oil, Gas & Consumable Fuels — 6.2%
Alpha Natural Resources, Inc.(1)(2)	50,249	$1,928,054
Forest Oil Corp.(1)(2)	74,500	1,984,680

2

Security	Shares	Value
Newfield Exploration Co.(1)	19,560	$1,018,294
Nexen, Inc.	147,000	3,206,070
Rosetta Resources, Inc.(1)(2)	37,400	820,182
Whiting Petroleum Corp.(1)(2)	11,000	920,810

		$9,878,090

Pharmaceuticals — 1.2%
Biovail Corp.	29,687	$445,602
Warner Chilcott PLC, Class A(1)(2)	67,000	1,549,040

		$1,994,642

Road & Rail — 0.6%
Kansas City Southern(1)(2)	25,000	$954,250

		$954,250

Semiconductors & Semiconductor Equipment — 3.5%
Alpha & Omega Semiconductor, Ltd.(1)(2)	54,397	$809,971
Atheros Communications, Inc.(1)(2)	21,990	747,660
Cirrus Logic, Inc.(1)(2)	69,000	980,835
Cypress Semiconductor Corp.(1)(2)	207,000	2,357,730
Tessera Technologies, Inc.(1)(2)	41,465	720,662

		$5,616,858

Software — 1.5%
Activision Blizzard, Inc.	150,000	$1,612,500
Concur Technologies, Inc.(1)	19,000	803,700

		$2,416,200

Specialty Retail — 2.4%
Abercrombie & Fitch Co., Class A(2)	10,600	$379,798
Advance Auto Parts, Inc.(2)	44,786	2,318,123
Limited Brands, Inc.(2)	48,000	1,193,280

		$3,891,201

Textiles, Apparel & Luxury Goods — 6.0%
Gildan Activewear, Inc.(1)(2)	184,350	$5,331,402
Hanesbrands, Inc.(1)(2)	156,236	4,262,118

		$9,593,520

Trading Companies & Distributors — 1.0%
WESCO International, Inc.(1)(2)	43,000	$1,608,200

		$1,608,200

Wireless Telecommunication Services — 8.6%
Crown Castle International Corp.(1)(2)	109,400	$4,051,082
Leap Wireless International, Inc.(1)(2)	56,000	914,480
NII Holdings, Inc.(1)(2)	137,933	5,030,417
Rogers Communications, Inc., Class B(2)	110,840	3,771,885

		$13,767,864

Total Common Stocks (identified cost $111,323,594)		$140,776,588

Investment Funds — 0.0%

Security	Shares	Value
Capital Markets — 0.0%
iShares Russell 2000 Index Fund(2)	100	$6,625
SPDR S&P 500 ETF Trust(2)	100	10,944

Total Investment Funds (identified cost $13,076)		$17,569

3

Short-Term Investments — 43.9%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.23%(3)(4)	$46,342	$46,342,289
Eaton Vance Cash Reserves Fund, LLC, 0.24%(3)	23,991	23,991,001

Total Short-Term Investments (identified cost $70,333,290)		$70,333,290

Total Investments — 131.7% (identified cost $181,669,960)		$211,127,447

Other Assets, Less Liabilities — (31.7)%		$(50,877,692)

Net Assets — 100.0%		$160,249,755

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at May 31, 2010.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2010. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended May 31, 2010 were $73,835, $5,480 and $0, respectively.

(4)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at May 31, 2010. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At May 31, 2010, the Portfolio loaned securities having a market value of $44,939,586 and received $46,342,289 of cash collateral for the loans.

4

The Portfolio did not have any open financial instruments at May 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$187,402,897

Gross unrealized appreciation	$27,253,138
Gross unrealized depreciation	(3,528,588)

Net unrealized appreciation	$23,724,550

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$41,876,352	$—		$—	$41,876,352
Consumer Staples	7,732,588	—		—	7,732,588
Energy	9,878,090	—		—	9,878,090
Financials	11,362,690	—		—	11,362,690
Health Care	11,038,765	—		—	11,038,765
Industrials	12,499,104	—		—	12,499,104
Information Technology	27,688,890	381,571		—	28,070,461
Materials	4,550,674	—		—	4,550,674
Telecommunication Services	13,767,864	—		—	13,767,864

Total Common Stocks	$140,395,017	$381,571	*	$—	$140,776,588

Investment Funds	$17,569	$—		$—	$17,569
Short-Term Investments	—	70,333,290		—	70,333,290

Total Investments	$140,412,586	$70,714,861		$—	$211,127,447

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Worldwide Health Sciences Fund as of May 31, 2010 (Unaudited)

Eaton Vance Worldwide Health Sciences Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its assets in Worldwide Health Sciences Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At May 31, 2010, the value of the Fund’s investment in the Portfolio was $1,081,730,317 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Worldwide Health Sciences Portfolio	as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.42%

			Percentage of
Security	Shares	Value	Net Assets
Major Capitalization — Europe 15.66%(1)
Actelion, Ltd.(2)	280,000	$10,150,984	0.94%
Covidien PLC	365,000	15,472,350	1.43
Novartis AG	730,000	33,160,286	3.07
Roche Holding AG	270,200	37,102,090	3.43
Shire PLC ADR	733,800	44,915,898	4.15
Smith and Nephew PLC	925,000	8,368,813	0.77
Warner Chilcott PLC, Class A(2)	875,000	20,230,000	1.87

		$169,400,421	15.66%

Major Capitalization — North America 53.59%(1)
Aetna, Inc.	670,000	$19,537,200	1.81%
Allergan, Inc.	465,000	27,988,350	2.59
Amgen, Inc.(2)	790,000	40,906,200	3.78
Baxter International, Inc.	416,000	17,567,680	1.62
Bristol-Myers Squibb Co.	2,085,000	48,392,850	4.47
Celgene Corp.(2)	590,000	31,128,400	2.88
Genzyme Corp.(2)	860,000	41,839,000	3.87
Gilead Sciences, Inc.(2)	950,000	34,124,000	3.15
Hospira, Inc.(2)	440,000	22,906,400	2.12
Illumina, Inc.(2)	630,000	26,485,200	2.45
Johnson & Johnson	715,000	41,684,500	3.85
Merck & Co., Inc.	1,100,000	37,059,000	3.43
Perrigo Co.	477,000	28,338,570	2.62
Pfizer, Inc.	2,550,000	38,836,500	3.59
St. Jude Medical, Inc.(2)	180,000	6,721,200	0.62
Stryker Corp.	220,000	11,666,600	1.08
Thermo Fisher Scientific, Inc.(2)	662,300	34,479,338	3.19
UnitedHealth Group, Inc.	650,000	18,895,500	1.75
Vertex Pharmaceuticals, Inc.(2)	620,000	21,445,800	1.98
WellPoint, Inc.(2)	350,000	17,955,000	1.66
Zimmer Holdings, Inc.(2)	210,000	11,745,300	1.08

		$579,702,588	53.59%

Small & Mid Capitalization — Europe 2.02%(1)
Elan Corp. PLC ADR(2)	3,800,000	$21,812,000	2.02%

		$21,812,000	2.02%

Small & Mid Capitalization — Far East 8.69%(1)
Nichi-Iko Pharmaceutical Co., Ltd.	815,000	$28,575,309	2.64%
Sawai Pharmaceutical Co., Ltd.	410,000	35,364,609	3.27
Towa Pharmaceutical Co., Ltd.	470,000	30,069,685	2.78

		$94,009,603	8.69%

Small & Mid Capitalization — North America 16.46%(1)
Align Technology, Inc.(2)	675,000	$10,071,000	0.93%
Allos Therapeutics, Inc.(2)	2,883,000	20,642,280	1.91
BioMarin Pharmaceutical, Inc.(2)	1,302,000	25,415,040	2.35
Cubist Pharmaceuticals, Inc.(2)	1,153,100	24,791,650	2.29
Dendreon Corp.(2)	575,000	24,955,000	2.31
Endo Pharmaceuticals Holdings, Inc.(2)	1,200,000	25,128,000	2.32
Human Genome Sciences, Inc.(2)	628,000	15,549,280	1.44
InterMune, Inc.(2)	50,500	456,520	0.04
Medicines Co.(2)	660,200	5,548,981	0.51

1

			Percentage of
Security	Shares	Value	Net Assets
Momenta Pharmaceuticals, Inc.(2)	740,000	$9,819,800	0.91%
NPS Pharmaceuticals, Inc.(2)	2,385,000	15,717,150	1.45

		$178,094,701	16.46%

Total Common Stocks (identified cost $992,618,639)		$1,043,019,313

Convertible Preferred Stocks — 2.18%

			Percentage of
Security	Shares	Value	Net Assets
Small & Mid Capitalization — North America 2.18%(1)
Mylan, Inc., 6.50%	20,000	$23,555,800	2.18%

		$23,555,800	2.18%

Total Convertible Preferred Stocks (identified cost $16,575,000)		$23,555,800

Call Options — 0.0%

	Number of	Strike	Expiration		Percentage of
Description	Contracts	Price	Date	Value	Net Assets
Small & Mid Capitalization — North America 0.00%(1)
Orchid Cellmark, Inc.(2)(3)	1,600	$21.7	7/24/2011	$0	0.00%
Orchid Cellmark, Inc.(2)(3)	649	23.5	7/24/2011	0	0.00
Orchid Cellmark, Inc.(2)(3)	649	8.05	9/29/2011	0	0.00

				$0	0.00%

Total Call Options (identified cost $0)				$0

Short-Term Investments — 0.74%

	Interest		Percentage of
Description	(000’s Omitted)	Value	Net Assets
Eaton Vance Cash Reserves Fund, LLC, 0.24%(4)	$8,051	$8,050,634	0.74%

Total Short-Term Investments (identified cost $8,050,634)		$8,050,634

Total Investments (identified cost $1,017,244,273)		$1,074,625,747	99.34%

Other Assets, Less Liabilities		$7,104,871	0.66%

Net Assets		$1,081,730,618	100.00%

ADR	-	American Depositary Receipt

(1)		Major Capitalization is defined as market value of $5 billion or more. Small & Mid Capitalization is defined as market value less than $5 billion.

(2)		Non-income producing security.

(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended May 31, 2010 was $7,518 and $0, respectively.

2

The Portfolio did not have any open financial instruments at May 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,017,075,641

Gross unrealized appreciation	$155,871,726
Gross unrealized depreciation	(98,321,620)

Net unrealized appreciation	$57,550,106

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Major Capitalization - Europe	$80,618,248	$88,782,173		$—	$169,400,421
Major Capitalization - North America	579,702,588	—		—	579,702,588
Small & Mid Capitalization - Europe	21,812,000	—		—	21,812,000
Small & Mid Capitalization - Far East	—	94,009,603		—	94,009,603
Small & Mid Capitalization - North America	178,094,701	—		—	178,094,701

Total Common Stocks	$860,227,537	$182,791,776	*	$—	$1,043,019,313

Convertible Preferred Stocks
Small & Mid Capitalization - North America	$23,555,800	$—		$—	$23,555,800

Total Convertible Preferred Stocks	$23,555,800	$—		$—	$23,555,800

Call Options	$—	$—		$0	$0
Short-Term Investments	—	8,050,634		—	8,050,634

Total Investments	$883,783,337	$190,842,410		$0	$1,074,625,747

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

3

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Call Options

Balance as of August 31, 2009	$13
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	(13)
Net purchases (sales)	—
Accrued discount (premium)	—
Net transfers to (from) Level 3	—

Balance as of May 31, 2010	$0

Change in net unrealized appreciation (depreciation) on investments still held as of May 31, 2010	$(13)

All Level 3 investments held at May 31, 2010 were valued at $0.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	July 26, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	July 26, 2010

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	July 26, 2010